Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2016
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	May 17, 2017
Document Effective Date	May 17, 2017
Prospectus Date	Mar. 30, 2017
Innovator IBD(R) 50 Fund | Innovator IBD(R) 50 Fund
Prospectus:
Trading Symbol	FFTY
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class
Prospectus:
Trading Symbol	IMIFX
Institutional Class Prospectus | Innovator McKinley Income Fund | Institutional Class
Prospectus:
Trading Symbol	IMIIX